Lease Liabilities	12 Months Ended
Dec. 31, 2024
Lease Liabilities [Abstract]
LEASE LIABILITIES
11.	LEASE LIABILITIES

As at	December 31, 2024	December 31, 2023
	$	$
Opening balance	119,697	76,611
New leases during the year	124,778	119,850
Termination of lease agreement	–	(62,860)
Lease payments	(114,790)	(54,442)
Interest accretion expense	50,126	21,792
Foreign exchange	(24,284)	18,746
Balance	155,527	119,697
Current portion	(82,795)	(32,918)
Long-term portion	72,732	86,779

The lease liabilities were measured on inception of the lease at the present value of the lease payments over the lease term, discounted using a weighted average discount rate of 30.54%, based on the Company’s incremental borrowing rate.

Interest accretion expense or amortization of the discount on the lease liability is charged to the consolidated statement of operations and comprehensive loss using the effective interest method.

For the year ended December 31, 2024, the Company made lease payments of $275,451 (year ended December 31, 2023 – $105,115) for contracts with terms of 12 months or less and which were recognized as lease expense within exploration and evaluation expenses.